Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Schedule of intangible assets
	September 30, 2024	December 31, 2023
Balance at beginning of the year	$1,444,259	776,856
Purchase of additional intangible assets (licenses)	1,594,373	710,372
Total	3,038,632	1,487,228
Less accumulated amortization	(95,948)	(42,969)
Finite-lived intangible assets, net	$2,942,684	$1,444,259